Quarterly Holdings Report
for
Fidelity® Small Cap Enhanced Index Fund
November 30, 2022
SCE-NPRT3-0123
1.870937.114
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
Bandwidth, Inc. (a)	59,451	1,359,050
Cogent Communications Group, Inc.	49,143	2,852,751
EchoStar Holding Corp. Class A (a)(b)	99,734	1,735,372
Iridium Communications, Inc. (a)	5,333	283,182
Ooma, Inc. (a)	83,256	1,311,282
		7,541,637
Entertainment - 0.1%
Lions Gate Entertainment Corp.:
Class A (a)	41,647	318,183
Class B (a)	46,011	327,598
		645,781
Interactive Media & Services - 1.1%
Eventbrite, Inc. (a)	19,400	141,426
EverQuote, Inc. Class A (a)	22,163	239,360
Shutterstock, Inc. (b)	30,398	1,636,020
TrueCar, Inc. (a)	216,791	539,810
Vimeo, Inc. (a)	117,709	503,795
Yelp, Inc. (a)	109,700	3,395,215
Zedge, Inc. (a)	20,492	48,976
		6,504,602
Media - 0.1%
TEGNA, Inc.	23,373	461,383
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	114,947	1,211,541
U.S. Cellular Corp. (a)	2,393	50,875
		1,262,416
TOTAL COMMUNICATION SERVICES		16,415,819
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.0%
Luminar Technologies, Inc. (a)(b)	20,546	157,382
Modine Manufacturing Co. (a)	63,178	1,337,478
Patrick Industries, Inc.	4,400	246,092
The Goodyear Tire & Rubber Co. (a)	107,810	1,209,628
Visteon Corp. (a)	21,113	3,099,388
		6,049,968
Automobiles - 0.5%
Winnebago Industries, Inc.	47,442	2,779,627
Diversified Consumer Services - 0.6%
2U, Inc. (a)	41,756	335,301
Duolingo, Inc. (a)	39,193	2,730,576
Perdoceo Education Corp. (a)	44,163	633,739
		3,699,616
Hotels, Restaurants & Leisure - 2.8%
Bloomin' Brands, Inc. (b)	129,509	2,916,543
Chuy's Holdings, Inc. (a)	8,191	259,573
Denny's Corp. (a)	45,661	572,589
Dine Brands Global, Inc.	6,350	473,647
Everi Holdings, Inc. (a)	12,200	203,984
Hilton Grand Vacations, Inc. (a)	8,021	353,084
International Game Technology PLC (b)	98,241	2,410,834
RCI Hospitality Holdings, Inc. (b)	1,837	167,204
Texas Roadhouse, Inc. Class A (b)	43,547	4,325,088
Wingstop, Inc. (b)	26,351	4,361,354
		16,043,900
Household Durables - 1.1%
Cavco Industries, Inc. (a)	2,654	609,438
Flexsteel Industries, Inc. (b)	18,297	270,796
Green Brick Partners, Inc. (a)	51,037	1,234,075
Installed Building Products, Inc. (b)	35,746	3,035,908
Meritage Homes Corp. (a)	1,916	165,562
Skyline Champion Corp. (a)	21,703	1,128,339
		6,444,118
Internet & Direct Marketing Retail - 0.3%
Quotient Technology, Inc. (a)	289,424	853,801
Revolve Group, Inc. (a)	25,196	665,678
		1,519,479
Leisure Products - 0.2%
Johnson Outdoors, Inc. Class A	14,563	823,683
Nautilus, Inc. (a)(b)	101,906	150,821
		974,504
Multiline Retail - 0.5%
Dillard's, Inc. Class A	7,795	2,803,862
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc.	8,390	423,527
American Eagle Outfitters, Inc.	70,527	1,115,737
Asbury Automotive Group, Inc. (a)	8,330	1,562,875
Boot Barn Holdings, Inc. (a)	27,722	1,867,077
Group 1 Automotive, Inc. (b)	11,661	2,254,538
Lithia Motors, Inc. Class A (sub. vtg.)	6,161	1,474,389
MarineMax, Inc. (a)	42,215	1,394,361
Monro, Inc. (b)	5,600	254,632
Murphy U.S.A., Inc.	4,616	1,365,459
National Vision Holdings, Inc. (a)	78,138	3,161,463
Sonic Automotive, Inc. Class A (sub. vtg.)	18,071	960,293
The Buckle, Inc.	11,626	510,963
The Container Store Group, Inc. (a)	73,231	347,847
TravelCenters of America LLC (a)	32,604	1,667,695
Winmark Corp.	1,520	364,800
		18,725,656
Textiles, Apparel & Luxury Goods - 0.1%
Lakeland Industries, Inc. (a)(b)	23,640	315,121
Rocky Brands, Inc.	7,381	208,735
		523,856
TOTAL CONSUMER DISCRETIONARY		59,564,586
CONSUMER STAPLES - 4.0%
Beverages - 0.9%
Coca-Cola Bottling Co. Consolidated	5,994	2,947,849
Primo Water Corp.	153,884	2,408,285
		5,356,134
Food & Staples Retailing - 1.2%
Ingles Markets, Inc. Class A	19,255	1,946,681
Natural Grocers by Vitamin Cottage, Inc.	22,015	221,911
PriceSmart, Inc.	2,153	152,949
Sprouts Farmers Market LLC (a)	118,188	4,057,394
Weis Markets, Inc.	6,106	532,504
		6,911,439
Food Products - 1.2%
Cal-Maine Foods, Inc. (b)	53,742	3,132,084
Hostess Brands, Inc. Class A (a)	137,352	3,626,093
John B. Sanfilippo & Son, Inc.	3,362	284,728
		7,042,905
Personal Products - 0.7%
elf Beauty, Inc. (a)(b)	67,097	3,687,651
Herbalife Nutrition Ltd. (a)	11,098	194,437
		3,882,088
TOTAL CONSUMER STAPLES		23,192,566
ENERGY - 7.6%
Energy Equipment & Services - 1.6%
Bristow Group, Inc. (a)(b)	14,184	368,784
Cactus, Inc.	11,235	611,072
DMC Global, Inc. (a)	8,192	150,651
Dril-Quip, Inc. (a)	23,314	548,812
Helix Energy Solutions Group, Inc. (a)	49,378	315,032
Helmerich & Payne, Inc.	5,899	301,321
Nabors Industries Ltd. (a)	15,481	2,451,107
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	312,156
Oceaneering International, Inc. (a)	129,531	1,967,576
Patterson-UTI Energy, Inc.	44,332	795,759
Tidewater, Inc. (a)	32,232	979,853
Weatherford International PLC (a)	16,266	705,944
		9,508,067
Oil, Gas & Consumable Fuels - 6.0%
Arch Resources, Inc.	19,902	3,079,835
Chord Energy Corp.	17,088	2,606,433
Civitas Resources, Inc.	15,180	1,022,525
Comstock Resources, Inc. (b)	84,213	1,545,309
CONSOL Energy, Inc.	29,432	2,279,508
Crescent Energy, Inc. Class A (b)	34,165	480,018
Delek U.S. Holdings, Inc.	102,956	3,189,577
DHT Holdings, Inc.	16,894	171,136
Equitrans Midstream Corp.	92,246	773,944
Golar LNG Ltd. (a)	89,145	2,234,865
Kosmos Energy Ltd. (a)	139,151	925,354
Magnolia Oil & Gas Corp. Class A	75,869	1,978,664
Matador Resources Co. (b)	11,155	740,246
Murphy Oil Corp.	71,020	3,352,144
Par Pacific Holdings, Inc. (a)	51,146	1,198,351
PBF Energy, Inc. Class A (b)	36,759	1,461,905
Peabody Energy Corp. (a)	25,629	818,590
Permian Resource Corp. Class A (b)	150,964	1,533,794
Ranger Oil Corp.	13,522	589,154
Scorpio Tankers, Inc.	16,755	854,840
SFL Corp. Ltd.	16,028	156,914
SM Energy Co.	31,523	1,358,957
Southwestern Energy Co. (a)	159,701	1,105,131
Uranium Energy Corp. (a)(b)	16,217	62,922
World Fuel Services Corp.	44,040	1,252,938
		34,773,054
TOTAL ENERGY		44,281,121
FINANCIALS - 16.6%
Banks - 9.1%
1st Source Corp.	14,701	839,427
Atlantic Union Bankshares Corp.	25,130	896,387
Banc of California, Inc.	38,703	656,790
BancFirst Corp.	14,867	1,515,542
Bancorp, Inc., Delaware (a)	18,018	539,999
Banner Corp.	17,447	1,232,107
Capital City Bank Group, Inc. (b)	2,442	85,958
Cathay General Bancorp	34,993	1,626,125
Central Pacific Financial Corp.	15,802	334,844
Citizens Financial Group, Inc.	74,522	3,158,242
Columbia Banking Systems, Inc. (b)	100,805	3,433,418
Community Bank System, Inc. (b)	23,154	1,508,252
Community Trust Bancorp, Inc.	8,634	413,655
ConnectOne Bancorp, Inc.	6,461	169,537
Eastern Bankshares, Inc.	65,251	1,279,572
Financial Institutions, Inc. (b)	18,529	469,154
First Bancorp, Puerto Rico	216,485	3,329,539
First Commonwealth Financial Corp.	41,855	616,106
First Financial Bankshares, Inc.	56,169	2,075,445
Fulton Financial Corp.	129,759	2,412,220
Great Southern Bancorp, Inc.	27,687	1,734,591
Hancock Whitney Corp.	37,310	2,046,080
Heartland Financial U.S.A., Inc.	32,652	1,593,091
Home Bancshares, Inc. (b)	18,600	473,370
Lakeland Financial Corp.	3,267	257,962
Mercantile Bank Corp.	3,473	120,895
Metropolitan Bank Holding Corp. (a)	2,028	128,859
Midland States Bancorp, Inc.	11,254	302,845
National Bank Holdings Corp.	3,544	164,831
NBT Bancorp, Inc. (b)	25,272	1,166,556
Northwest Bancshares, Inc. (b)	55,824	853,549
OFG Bancorp	15,248	441,735
Old National Bancorp, Indiana (b)	208,093	3,976,657
Park National Corp. (b)	3,633	549,782
Peapack-Gladstone Financial Corp. (b)	13,620	561,416
Preferred Bank, Los Angeles	2,386	180,358
Renasant Corp.	11,076	451,569
S&T Bancorp, Inc.	7,775	290,941
ServisFirst Bancshares, Inc.	25,847	1,959,720
Sierra Bancorp	17,630	381,513
Simmons First National Corp. Class A	44,582	1,034,748
Tompkins Financial Corp.	5,096	425,720
TowneBank	9,277	299,647
Trico Bancshares	9,000	490,500
Trustmark Corp.	17,356	634,882
UMB Financial Corp.	6,174	528,000
United Bankshares, Inc., West Virginia	10,910	467,930
United Community Bank, Inc.	24,233	944,360
Univest Corp. of Pennsylvania	15,294	431,444
Washington Federal, Inc.	75,678	2,669,163
Westamerica Bancorp.	14,011	865,179
		53,020,212
Capital Markets - 2.7%
B. Riley Financial, Inc.	20,493	900,053
Cohen & Steers, Inc.	14,664	971,490
Federated Hermes, Inc.	36,243	1,375,784
Focus Financial Partners, Inc. Class A (a)	89,668	3,421,731
Open Lending Corp. (a)	31,520	222,846
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	32,816	1,367,115
PJT Partners, Inc.	2,912	224,253
Stifel Financial Corp.	46,897	3,013,132
StoneX Group, Inc. (a)	11,768	1,194,099
Virtus Investment Partners, Inc.	15,566	3,018,870
		15,709,373
Consumer Finance - 1.3%
Bread Financial Holdings, Inc.	92,287	3,786,536
Navient Corp.	23,107	382,883
PROG Holdings, Inc. (a)	152,418	3,001,110
Regional Management Corp.	14,475	426,144
		7,596,673
Diversified Financial Services - 0.1%
Compass Diversified Holdings	29,117	569,529
Insurance - 1.4%
American Equity Investment Life Holding Co.	3,151	127,647
Amerisafe, Inc.	20,480	1,215,898
CNO Financial Group, Inc.	90,436	2,123,437
Employers Holdings, Inc.	6,853	318,459
Hippo Holdings, Inc. (a)(b)	5,200	77,636
Kinsale Capital Group, Inc.	1,401	431,802
Oscar Health, Inc. (a)	286,993	826,540
Selective Insurance Group, Inc.	2,456	236,071
Trupanion, Inc. (a)(b)	50,240	2,626,045
		7,983,535
Mortgage Real Estate Investment Trusts - 0.8%
Apollo Commercial Real Estate Finance, Inc.	41,334	510,888
Ares Commercial Real Estate Corp.	15,471	192,769
Blackstone Mortgage Trust, Inc.	155,183	3,921,474
TPG RE Finance Trust, Inc.	35,104	260,121
		4,885,252
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)	27,890	1,118,668
Capitol Federal Financial, Inc.	171,894	1,438,753
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,356	1,303,303
NMI Holdings, Inc. (a)	53,432	1,150,391
Provident Financial Services, Inc. (b)	44,409	1,000,535
Radian Group, Inc.	18,804	367,994
Waterstone Financial, Inc.	34,548	578,679
		6,958,323
TOTAL FINANCIALS		96,722,897
HEALTH CARE - 16.1%
Biotechnology - 6.9%
2seventy bio, Inc. (a)	30,403	476,415
Adverum Biotechnologies, Inc. (a)	173,968	116,541
Affimed NV (a)	81,785	175,020
Agios Pharmaceuticals, Inc. (a)	2,210	66,609
Akebia Therapeutics, Inc. (a)	396,648	107,293
Akero Therapeutics, Inc. (a)	12,050	560,325
Albireo Pharma, Inc. (a)(b)	7,115	157,099
Alector, Inc. (a)	44,330	376,362
Alkermes PLC (a)	50,492	1,251,192
Allakos, Inc. (a)	66,875	551,719
Amicus Therapeutics, Inc. (a)	89,229	1,079,671
Anika Therapeutics, Inc. (a)	8,145	256,893
Apellis Pharmaceuticals, Inc. (a)	16,999	848,760
Arbutus Biopharma Corp. (a)(b)	105,053	246,875
Arcellx, Inc.	6,556	130,727
Arcturus Therapeutics Holdings, Inc. (a)	21,431	395,188
Arcus Biosciences, Inc. (a)	4,077	143,388
Arrowhead Pharmaceuticals, Inc. (a)	15,148	487,766
Ars Pharmaceuticals, Inc. (a)	20,944	130,272
Assembly Biosciences, Inc. (a)	88,168	115,500
Atara Biotherapeutics, Inc. (a)	82,150	372,140
Atreca, Inc. (a)(b)	71,252	76,240
Beam Therapeutics, Inc. (a)(b)	9,923	458,343
BioCryst Pharmaceuticals, Inc. (a)	33,890	452,770
Biohaven Ltd. (a)	24,806	392,431
bluebird bio, Inc. (a)(b)	67,273	524,057
Blueprint Medicines Corp. (a)	9,609	459,214
Bolt Biotherapeutics, Inc. (a)(b)	50,695	75,029
BridgeBio Pharma, Inc. (a)(b)	54,734	512,858
C4 Therapeutics, Inc. (a)(b)	33,508	287,164
CareDx, Inc. (a)	26,390	341,751
Cogent Biosciences, Inc. (a)	28,494	358,455
Coherus BioSciences, Inc. (a)(b)	43,895	301,120
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	248,721	48,376
Cytokinetics, Inc. (a)	13,958	593,215
CytomX Therapeutics, Inc. (a)(b)	106,678	185,620
Deciphera Pharmaceuticals, Inc. (a)	43,295	688,823
Denali Therapeutics, Inc. (a)	14,563	464,705
Editas Medicine, Inc. (a)(b)	33,919	359,541
Eiger Biopharmaceuticals, Inc. (a)	15,410	69,961
Emergent BioSolutions, Inc. (a)	24,533	301,756
Fate Therapeutics, Inc. (a)(b)	9,631	200,517
FibroGen, Inc. (a)	5,235	75,227
Fortress Biotech, Inc. (a)(b)	54,189	35,835
Gossamer Bio, Inc. (a)	35,737	305,909
Gritstone Bio, Inc. (a)(b)	76,699	225,495
Gt Biopharma, Inc. (a)(b)	32,905	54,293
Halozyme Therapeutics, Inc. (a)	25,584	1,464,940
Harpoon Therapeutics, Inc. (a)(b)	42,867	29,368
Heron Therapeutics, Inc. (a)(b)	86,711	234,987
Homology Medicines, Inc. (a)	41,073	63,252
ImmunoGen, Inc. (a)	126,027	654,080
Infinity Pharmaceuticals, Inc. (a)(b)	169,523	93,017
Inhibrx, Inc. (a)	15,259	457,465
Insmed, Inc. (a)	43,896	811,637
Intellia Therapeutics, Inc. (a)	22,312	1,148,176
Intercept Pharmaceuticals, Inc. (a)	28,209	420,596
Ironwood Pharmaceuticals, Inc. Class A (a)	7,869	95,294
Iveric Bio, Inc. (a)	28,131	664,454
Jounce Therapeutics, Inc. (a)	44,697	39,333
Kalvista Pharmaceuticals, Inc. (a)	41,259	222,386
Karuna Therapeutics, Inc. (a)	6,678	1,571,400
Karyopharm Therapeutics, Inc. (a)(b)	71,616	378,849
Kezar Life Sciences, Inc. (a)	53,566	418,350
Kiniksa Pharmaceuticals Ltd. (a)	33,545	564,562
Kodiak Sciences, Inc. (a)	36,969	272,831
Kura Oncology, Inc. (a)	24,446	385,513
Madrigal Pharmaceuticals, Inc. (a)	6,675	467,984
MiMedx Group, Inc. (a)	35,812	116,389
Mustang Bio, Inc. (a)(b)	69,880	35,289
Myriad Genetics, Inc. (a)	1,942	39,345
Natera, Inc. (a)	6,577	270,446
Nurix Therapeutics, Inc. (a)	19,137	237,107
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
ORIC Pharmaceuticals, Inc. (a)	88,202	316,645
Ovid Therapeutics, Inc. (a)(b)	59,108	104,621
Passage Bio, Inc. (a)	38,538	47,016
Pieris Pharmaceuticals, Inc. (a)	81,145	79,157
Precigen, Inc. (a)(b)	127,294	231,675
Prometheus Biosciences, Inc. (a)	15,817	650,237
Protagonist Therapeutics, Inc. (a)	39,500	312,445
Prothena Corp. PLC (a)	13,796	862,388
PTC Therapeutics, Inc. (a)	24,489	1,016,049
Puma Biotechnology, Inc. (a)	41,309	186,717
RAPT Therapeutics, Inc. (a)	8,551	151,182
Recursion Pharmaceuticals, Inc. (a)	9,507	89,366
REGENXBIO, Inc. (a)	19,724	471,404
Relay Therapeutics, Inc. (a)	17,377	322,865
Replimune Group, Inc. (a)	7,570	154,958
Rigel Pharmaceuticals, Inc. (a)	123,558	82,982
Rocket Pharmaceuticals, Inc. (a)	21,819	411,943
Sage Therapeutics, Inc. (a)	4,561	187,183
Sangamo Therapeutics, Inc. (a)	75,179	275,155
Selecta Biosciences, Inc. (a)(b)	85,524	112,036
Seres Therapeutics, Inc. (a)	62,770	408,005
Sesen Bio, Inc. (a)(b)	304,482	168,622
Surface Oncology, Inc. (a)	60,289	55,466
Sutro Biopharma, Inc. (a)	49,542	371,070
Syndax Pharmaceuticals, Inc. (a)	25,782	617,737
TCR2 Therapeutics, Inc. (a)(b)	66,033	87,824
Travere Therapeutics, Inc. (a)	5,753	115,808
Twist Bioscience Corp. (a)(b)	19,351	529,250
Vanda Pharmaceuticals, Inc. (a)	23,638	257,891
Vaxcyte, Inc. (a)	19,188	883,799
Veracyte, Inc. (a)(b)	28,260	783,932
Vericel Corp. (a)	10,600	241,998
Verve Therapeutics, Inc. (a)	3,057	71,014
Vir Biotechnology, Inc. (a)	29,090	820,920
Voyager Therapeutics, Inc. (a)(b)	45,215	268,577
Xbiotech, Inc. (a)	12,960	41,990
Xencor, Inc. (a)	21,260	631,847
Zentalis Pharmaceuticals, Inc. (a)	19,677	435,255
		39,908,539
Health Care Equipment & Supplies - 4.2%
Accuray, Inc. (a)(b)	343,316	703,798
Artivion, Inc. (a)	47,507	607,615
Atricure, Inc. (a)	36,029	1,641,481
Avanos Medical, Inc. (a)	74,237	1,996,975
Cardiovascular Systems, Inc. (a)	18,395	257,714
Cerus Corp. (a)	342,276	1,369,104
Embecta Corp.	13,607	447,942
Figs, Inc. Class A (a)(b)	215,287	1,685,697
Inari Medical, Inc. (a)	9,448	695,184
Inspire Medical Systems, Inc. (a)	14,358	3,468,462
Invacare Corp. (a)(b)	79,770	27,920
IRadimed Corp.	5,532	163,526
iRhythm Technologies, Inc. (a)	3,299	359,756
Lantheus Holdings, Inc. (a)	3,905	242,422
LivaNova PLC (a)	1,905	105,480
Merit Medical Systems, Inc. (a)	2,502	180,144
Neogen Corp. (a)	88,097	1,458,886
Novocure Ltd. (a)(b)	5,161	396,571
NuVasive, Inc. (a)	26,792	1,040,601
Orthofix International NV (a)	21,398	384,950
Shockwave Medical, Inc. (a)	15,678	3,975,941
Staar Surgical Co. (a)	20,835	1,189,887
SurModics, Inc. (a)	44,575	1,610,495
Tactile Systems Technology, Inc. (a)	26,277	224,931
Varex Imaging Corp. (a)	5,064	107,559
Zimvie, Inc. (a)	43,003	384,447
		24,727,488
Health Care Providers & Services - 2.2%
1Life Healthcare, Inc. (a)	9,681	164,480
23andMe Holding Co. Class A (a)(b)	96,489	294,291
Addus HomeCare Corp. (a)	4,911	541,585
AMN Healthcare Services, Inc. (a)	12,341	1,526,582
DocGo, Inc. Class A (a)	126,008	926,159
Hims & Hers Health, Inc. (a)(b)	275,306	1,704,144
Invitae Corp. (a)(b)	173,555	515,458
LHC Group, Inc. (a)	3,342	546,116
National Healthcare Corp. (b)	25,059	1,544,637
Option Care Health, Inc. (a)	114,051	3,434,076
Privia Health Group, Inc. (a)	8,419	201,467
The Ensign Group, Inc.	17,916	1,702,020
		13,101,015
Health Care Technology - 0.8%
Computer Programs & Systems, Inc. (a)	14,296	423,162
Health Catalyst, Inc. (a)	51,880	543,702
HealthStream, Inc. (a)	27,317	693,852
Nextgen Healthcare, Inc. (a)	93,489	1,944,571
Phreesia, Inc. (a)	31,284	870,321
		4,475,608
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)	34,515	444,208
Adaptive Biotechnologies Corp. (a)	51,611	453,145
Berkeley Lights, Inc. (a)	57,506	169,068
Codexis, Inc. (a)	52,093	284,949
Cytek Biosciences, Inc. (a)	10,055	129,609
Medpace Holdings, Inc. (a)	8,357	1,754,051
Nanostring Technologies, Inc. (a)	33,876	236,793
Pacific Biosciences of California, Inc. (a)(b)	76,297	820,193
Quanterix Corp. (a)	43,055	572,632
		4,864,648
Pharmaceuticals - 1.2%
Aclaris Therapeutics, Inc. (a)	19,383	295,009
Amneal Pharmaceuticals, Inc. (a)	77,432	198,226
Amphastar Pharmaceuticals, Inc. (a)	17,943	529,139
Arvinas Holding Co. LLC (a)	15,292	627,584
Atea Pharmaceuticals, Inc. (a)	39,227	183,975
Axsome Therapeutics, Inc. (a)	2,293	165,761
Cassava Sciences, Inc. (a)(b)	2,000	69,660
Corcept Therapeutics, Inc. (a)	10,013	253,129
Esperion Therapeutics, Inc. (a)	18,531	124,158
Intra-Cellular Therapies, Inc. (a)	16,524	895,931
Nektar Therapeutics (a)	69,233	193,852
NGM Biopharmaceuticals, Inc. (a)	28,902	159,828
Odonate Therapeutics, Inc. (a)(b)	72,556	108,834
Oramed Pharmaceuticals, Inc. (a)(b)	24,182	204,338
Pacira Biosciences, Inc. (a)	6,696	323,082
Prestige Brands Holdings, Inc. (a)	18,756	1,152,744
Relmada Therapeutics, Inc. (a)(b)	52,182	242,646
Revance Therapeutics, Inc. (a)	6,216	134,949
Supernus Pharmaceuticals, Inc. (a)	3,380	124,114
Theravance Biopharma, Inc. (a)(b)	57,914	623,155
WAVE Life Sciences (a)	41,740	176,978
		6,787,092
TOTAL HEALTH CARE		93,864,390
INDUSTRIALS - 15.2%
Aerospace & Defense - 0.6%
Astronics Corp. (a)	47,850	401,940
Parsons Corp. (a)	67,690	3,350,655
		3,752,595
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	1,270	127,978
Forward Air Corp.	19,704	2,214,138
Hub Group, Inc. Class A (a)	14,394	1,211,255
		3,553,371
Airlines - 0.1%
Mesa Air Group, Inc. (a)	87,564	109,455
SkyWest, Inc. (a)	29,207	538,869
		648,324
Building Products - 1.1%
Apogee Enterprises, Inc.	32,469	1,566,629
Janus International Group, Inc. (a)	20,110	220,205
Jeld-Wen Holding, Inc. (a)	38,143	394,399
Masonite International Corp. (a)	27,315	2,056,000
Resideo Technologies, Inc. (a)	71,708	1,161,670
UFP Industries, Inc.	9,250	757,205
		6,156,108
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	52,909	2,496,247
Brady Corp. Class A (b)	4,400	210,760
Cimpress PLC (a)	19,305	571,235
CoreCivic, Inc. (a)	14,373	190,873
HNI Corp.	3,438	99,702
Kimball International, Inc. Class B	61,035	437,011
The Brink's Co.	58,397	3,489,221
The GEO Group, Inc. (a)(b)	150,817	1,782,657
		9,277,706
Construction & Engineering - 2.4%
API Group Corp. (a)	103,944	1,997,804
Arcosa, Inc.	11,140	680,654
Comfort Systems U.S.A., Inc.	25,903	3,283,464
Construction Partners, Inc. Class A (a)	2,513	71,872
EMCOR Group, Inc.	22,581	3,497,797
Fluor Corp. (a)	62,146	2,088,727
MYR Group, Inc. (a)	27,975	2,672,452
		14,292,770
Electrical Equipment - 2.6%
Atkore, Inc. (a)	36,021	4,399,957
AZZ, Inc.	37,649	1,567,328
Encore Wire Corp. (b)	17,435	2,547,428
EnerSys	15,623	1,180,786
Enovix Corp. (a)(b)	55,132	719,473
GrafTech International Ltd.	41,429	223,717
Preformed Line Products Co.	12,841	1,211,420
Regal Rexnord Corp.	16,158	2,118,475
SunPower Corp. (a)(b)	15,013	364,065
Vicor Corp. (a)	10,820	584,172
		14,916,821
Machinery - 2.0%
Alamo Group, Inc.	1,128	169,764
Altra Industrial Motion Corp.	5,839	342,282
Barnes Group, Inc.	9,926	422,748
Energy Recovery, Inc. (a)	14,332	332,216
Enerpac Tool Group Corp. Class A	11,944	299,078
Gorman-Rupp Co.	6,777	187,587
Hillenbrand, Inc.	23,262	1,163,100
Hurco Companies, Inc.	20,022	499,349
Hyster-Yale Materials Handling, Inc. Class A (b)	16,836	492,958
L.B. Foster Co. Class A (a)	6,670	62,831
Mueller Industries, Inc.	31,905	2,194,107
Proto Labs, Inc. (a)	34,047	902,926
Tennant Co. (b)	4,980	316,379
Watts Water Technologies, Inc. Class A	26,096	4,134,911
		11,520,236
Marine - 0.2%
Matson, Inc.	15,354	978,971
Safe Bulkers, Inc. (b)	126,812	361,414
		1,340,385
Professional Services - 1.4%
ASGN, Inc. (a)	7,415	671,799
CRA International, Inc.	6,978	860,108
Heidrick & Struggles International, Inc.	29,980	890,406
Kforce, Inc.	25,862	1,527,668
Resources Connection, Inc.	5,890	113,677
TriNet Group, Inc. (a)	26,780	1,940,747
TrueBlue, Inc. (a)	30,643	661,276
Upwork, Inc. (a)	103,437	1,267,103
		7,932,784
Road & Rail - 0.5%
ArcBest Corp.	6,103	505,145
Marten Transport Ltd.	74,089	1,578,837
Werner Enterprises, Inc.	13,284	584,230
		2,668,212
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	13,608	1,802,924
Boise Cascade Co.	11,076	820,067
Global Industrial Co.	38,077	937,075
GMS, Inc. (a)	50,063	2,458,093
H&E Equipment Services, Inc.	22,981	963,593
Rush Enterprises, Inc. Class A	30,746	1,584,341
Titan Machinery, Inc. (a)	75,959	3,344,475
Transcat, Inc. (a)	2,850	228,086
Veritiv Corp. (b)	2,184	293,835
		12,432,489
TOTAL INDUSTRIALS		88,491,801
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.4%
CommScope Holding Co., Inc. (a)	246,596	2,189,772
Digi International, Inc. (a)	9,634	409,156
Extreme Networks, Inc. (a)	190,228	3,989,081
Harmonic, Inc. (a)(b)	93,826	1,439,291
		8,027,300
Electronic Equipment & Components - 2.8%
Belden, Inc.	48,368	3,890,722
Benchmark Electronics, Inc.	66,269	1,913,186
Daktronics, Inc. (a)	21,956	75,748
Fabrinet (a)	32,217	4,298,070
Kimball Electronics, Inc. (a)	68,148	1,573,537
PC Connection, Inc.	18,741	1,041,063
Sanmina Corp. (a)	34,632	2,288,829
ScanSource, Inc. (a)	19,047	568,743
TTM Technologies, Inc. (a)	28,289	454,604
		16,104,502
IT Services - 1.9%
AvidXchange Holdings, Inc. (a)	38,174	329,060
Conduent, Inc. (a)	157,149	634,882
CSG Systems International, Inc.	38,990	2,411,142
Digitalocean Holdings, Inc. (a)	4,211	125,614
ExlService Holdings, Inc. (a)	23,286	4,359,139
Grid Dynamics Holdings, Inc. (a)	15,364	195,737
Marqeta, Inc. Class A (a)	216,059	1,445,435
Maximus, Inc.	15,664	1,101,179
Remitly Global, Inc. (a)(b)	73,348	767,220
		11,369,408
Semiconductors & Semiconductor Equipment - 1.8%
Diodes, Inc. (a)	31,916	2,943,613
Impinj, Inc. (a)	7,633	973,589
Kulicke & Soffa Industries, Inc.	2,776	133,109
Lattice Semiconductor Corp. (a)	46,638	3,396,646
MACOM Technology Solutions Holdings, Inc. (a)	9,291	638,199
MaxLinear, Inc. Class A (a)	5,970	218,502
Photronics, Inc. (a)	26,536	498,877
Semtech Corp. (a)	47,644	1,464,577
		10,267,112
Software - 5.7%
8x8, Inc. (a)(b)	29,468	126,123
Agilysys, Inc. (a)	34,989	2,323,270
Box, Inc. Class A (a)	121,241	3,328,065
CommVault Systems, Inc. (a)	42,836	2,827,176
Couchbase, Inc. (a)(b)	16,670	226,712
Domo, Inc. Class B (a)	168,113	2,404,016
Liveramp Holdings, Inc. (a)	100,010	2,196,220
Momentive Global, Inc. (a)	76,866	609,547
Pagerduty, Inc. (a)	18,095	402,433
PowerSchool Holdings, Inc. (a)	12,100	246,961
Progress Software Corp. (b)	43,067	2,296,332
PROS Holdings, Inc. (a)	12,607	300,299
Q2 Holdings, Inc. (a)	60,132	1,635,590
Qualys, Inc. (a)	23,878	2,944,635
SecureWorks Corp. (a)	33,777	242,519
Sprout Social, Inc. (a)	35,485	2,104,261
SPS Commerce, Inc. (a)	28,775	4,093,532
Tenable Holdings, Inc. (a)	61,681	2,354,981
Upland Software, Inc. (a)	36,104	272,224
Yext, Inc. (a)	248,178	1,322,789
Zuora, Inc. (a)	113,288	870,052
		33,127,737
Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf, Inc. (a)(b)	78,684	169,171
Super Micro Computer, Inc. (a)	41,745	3,766,651
		3,935,822
TOTAL INFORMATION TECHNOLOGY		82,831,881
MATERIALS - 4.0%
Chemicals - 1.5%
AdvanSix, Inc.	22,793	938,160
American Vanguard Corp.	42,478	976,994
Cabot Corp.	8,353	614,948
Ecovyst, Inc. (a)	158,558	1,473,004
FutureFuel Corp.	47,346	418,539
Hawkins, Inc.	2,118	88,109
Innospec, Inc.	8,229	912,514
Mativ, Inc. (b)	43,285	899,029
Rayonier Advanced Materials, Inc. (a)	56,261	435,460
Sensient Technologies Corp.	3,719	277,846
Stepan Co.	16,499	1,840,793
		8,875,396
Containers & Packaging - 0.6%
Greif, Inc. Class A	4,661	327,715
Myers Industries, Inc.	123,140	2,874,088
		3,201,803
Metals & Mining - 1.5%
Alpha Metallurgical Resources	11,283	1,931,988
ATI, Inc. (a)	31,164	950,814
Commercial Metals Co.	87,802	4,321,614
Constellium NV (a)	6,027	75,036
Materion Corp.	2,600	209,456
Olympic Steel, Inc.	20,524	720,187
SunCoke Energy, Inc.	89,856	760,182
		8,969,277
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)	9,433	368,170
Sylvamo Corp.	35,941	1,944,049
		2,312,219
TOTAL MATERIALS		23,358,695
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Alexanders, Inc.	1,922	469,429
American Assets Trust, Inc.	109,480	3,206,669
Apple Hospitality (REIT), Inc.	39,530	674,382
Ashford Hospitality Trust, Inc. (a)	103,577	674,286
CareTrust (REIT), Inc.	15,695	310,761
Chatham Lodging Trust	14,547	194,493
EastGroup Properties, Inc.	12,780	1,983,967
Empire State Realty Trust, Inc. (b)	93,665	722,157
Equity Commonwealth	15,224	412,418
Essential Properties Realty Trust, Inc.	91,215	2,117,100
Four Corners Property Trust, Inc.	47,548	1,290,453
Global Medical REIT, Inc.	107,050	1,081,205
Global Net Lease, Inc.	160,699	2,174,257
Kite Realty Group Trust	75,403	1,719,188
National Storage Affiliates Trust	68,865	2,741,516
Necessity Retail (REIT), Inc./The	124,263	830,077
Outfront Media, Inc.	44,742	818,331
Piedmont Office Realty Trust, Inc. Class A	196,691	2,047,553
Retail Opportunity Investments Corp.	52,261	796,980
RLJ Lodging Trust	37,538	454,961
SITE Centers Corp.	97,945	1,331,073
Summit Hotel Properties, Inc.	36,328	310,604
Terreno Realty Corp.	37,100	2,175,544
Universal Health Realty Income Trust (SBI)	15,526	814,960
Xenia Hotels & Resorts, Inc.	13,452	207,430
		29,559,794
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	29,917	225,873
Marcus & Millichap, Inc.	6,928	257,999
		483,872
TOTAL REAL ESTATE		30,043,666
UTILITIES - 2.1%
Electric Utilities - 0.8%
MGE Energy, Inc.	11,802	849,862
Otter Tail Corp.	26,245	1,564,989
PNM Resources, Inc.	5,638	276,262
Portland General Electric Co.	42,902	2,112,065
		4,803,178
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. A Shares	13,792	646,569
Chesapeake Utilities Corp.	1,158	138,647
South Jersey Industries, Inc.	5,497	190,746
		975,962
Independent Power and Renewable Electricity Producers - 1.0%
Altus Power, Inc. Class A (a)(b)	48,558	347,190
Clearway Energy, Inc.:
Class A	62,450	2,055,854
Class C	36,762	1,302,845
Montauk Renewables, Inc. (a)(b)	21,496	259,457
Ormat Technologies, Inc. (b)	2,806	253,747
Sunnova Energy International, Inc. (a)(b)	70,276	1,604,401
		5,823,494
Water Utilities - 0.1%
American States Water Co. (b)	7,038	689,654
TOTAL UTILITIES		12,292,288
TOTAL COMMON STOCKS (Cost $531,937,538)		571,059,710

Money Market Funds - 11.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	9,181,328	9,183,164
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e)	54,948,067	54,953,562
TOTAL MONEY MARKET FUNDS (Cost $64,134,481)		64,136,726

TOTAL INVESTMENT IN SECURITIES - 109.3% (Cost $596,072,019)	635,196,436
NET OTHER ASSETS (LIABILITIES) - (9.3)% (f)	(53,787,188)
NET ASSETS - 100.0%	581,409,248

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	98	Dec 2022	9,248,750	618,793	618,793

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $591,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	7,208,320	55,482,084	53,507,240	110,779	-	-	9,183,164	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	111,488,782	194,282,925	250,818,145	100,743	-	-	54,953,562	0.2%
Total	118,697,102	249,765,009	304,325,385	211,522	-	-	64,136,726

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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